LEASE - Supplemental balance sheet information related to operating lease (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LEASE
Right-of-use assets	$ 108	$ 255
Lease liabilities current	94	141
Lease liabilities non-current		90
Total operating lease liabilities	$ 94	$ 231